REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of detailed information about revenues
	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Revenue from the sale of integrated POS devices	84,406	68,726	47,987
Recurring revenue:
SaaS revenue	58,920	45,274	34,641
Payment processing fee	92,165	59,514	36,506
	151,085	104,788	71,147
	235,491	173,514	119,134